Other equity reserves (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Other equity reserves
Total share based payments reserve	€ 29.0	€ 21.3	€ 14.9
Total cash-flow hedge reserve	€ 274.6	€ (359.7)	€ 221.9